Tax expenses (Schedule of Deferred Taxes) (Details) (ILS) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	₪ (2,017)	$ (648)	₪ 768
Recognized in profit or loss	(2,181)		(1,249)
Ending Balance	(4,198)	(1,193)	(2,017)
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(6,511)	(2,094)	(2,254)
Recognized in profit or loss	1,376		(4,257)
Ending Balance	(5,136)	(1,459)	(6,511)
Financial Liabilities Carried At Fair Value Through Profit Or Loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	3,210	1,032	0
Recognized in profit or loss	(3,210)		3,210
Ending Balance	0	0	3,210
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	599	193	691
Recognized in profit or loss	(178)		(92)
Ending Balance	421	120	599
Allowance of credit loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	316	102	436
Recognized in profit or loss	10		(120)
Ending Balance	326	93	316
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	369	119	359
Recognized in profit or loss	(179)		10
Ending Balance	₪ 191	$ 53	₪ 369